A&D Mortgage Trust 2025-NQM1 ABS-15G

Exhibit 99.8

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
All Borrower Total Income	7	265	2.64%
Application Date	5	268	1.87%
AR Initial Interest Rate	0	138	0.00%
B1 Citizen	1	268	0.37%
B1 First Name	0	268	0.00%
B1 Last Name	0	268	0.00%
B2 First Name	1	67	1.49%
B2 Last Name	1	67	1.49%
Calculated DSCR	4	268	1.49%
Final Qualifying Property Value	0	1	0.00%
First Payment Date	5	268	1.87%
Initial Interest Rate	1	268	0.37%
Initial Monthly PI Or IO Payment	3	268	1.12%
Loan Amount	0	268	0.00%
Loan Origination Company	5	7	71.43%
Loan Program	4	268	1.49%
Loan Purpose	0	268	0.00%
MIN No	2	267	0.75%
Mortgage Origination Channel	0	263	0.00%
Note Date	3	263	1.14%
Number of Units	0	268	0.00%
Originator QM Status	41	268	15.30%
Primary Appraised Propert yValue	3	267	1.12%
Property Address	2	268	0.75%
Property City	1	268	0.37%
Property County	3	268	1.12%
Property State	0	268	0.00%
Property Type	5	268	1.87%
Property Zip Code	0	268	0.00%
Qualifying CLTV	2	268	0.75%
Qualifying FICO	1	199	0.50%
Qualifying LTV	5	268	1.87%
Qualifying Total Debt Income Ratio	36	267	13.48%
Refinance Type	11	66	16.67%
Reviewed Total Debt Income Ratio	1	1	100.00%
Sales Price	0	223	0.00%
Underwriting Guideline Lender Name	3	259	1.16%
Underwriting Guideline Name	3	265	1.13%
Underwriting Guideline Version	0	268	0.00%
Underwriting Guideline Version Date	106	259	40.93%